UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

245 Summer St. Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2013

Item 1. Reports to Stockholders

Fidelity®

New York AMT
Tax-Free Money Market Fund -

Fidelity New York AMT Tax-Free
Money Market Fund

Institutional Class

Service Class

Semiannual Report

July 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® New York AMT Tax-Free Money Market Fund or 1-877-208-0098 for Institutional Class or Service Class of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
New York AMT Tax-Free Money Market	.15%
Actual		$ 1,000.00	$ 1,000.05	$ .74
HypotheticalA		$ 1,000.00	$ 1,024.05	$ .75
Institutional Class	.15%
Actual		$ 1,000.00	$ 1,000.05	$ .74
HypotheticalA		$ 1,000.00	$ 1,024.05	$ .75
Service Class	.15%
Actual		$ 1,000.00	$ 1,000.05	$ .74
HypotheticalA		$ 1,000.00	$ 1,024.05	$ .75

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 7/31/13	% of fund's investments 1/31/13	% of fund's investments 7/31/12
1 - 7	75.6	62.8	79.9
8 - 30	5.8	13.0	6.9
31 - 60	4.5	5.9	2.8
61 - 90	2.3	1.0	2.8
91 - 180	4.5	9.4	1.8
> 180	7.3	7.9	5.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	7/31/13	1/31/13	7/31/12
Fidelity New York AMT Tax-Free Money Market Fund	32 Days	41 Days	26 Days
New York Tax-Free Money Market Funds Average*	34 Days	31 Days	26 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	7/31/13	1/31/13	7/31/12
Fidelity New York AMT Tax-Free Money Market Fund	32 Days	41 Days	26 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Investment Changes/Performance (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of July 31, 2013	As of January 31, 2013
Variable Rate Demand Notes (VRDNs) 67.5%	Variable Rate Demand Notes (VRDNs) 55.8%
Other Municipal Debt 32.4%	Other Municipal Debt 42.5%
Investment Companies 0.1%	Investment Companies 1.8%
Net Other Assets (Liabilities) ** 0.0%	Net Other Assets (Liabilities) ** (0.1)%

** Net other assets (liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields

	7/31/13	4/30/13	1/31/13	10/31/12	7/31/12

New York AMT Tax-Free Money Market	0.01%	0.01%	0.01%	0.01%	0.01%

Institutional Class	0.01%	0.01%	0.01%	0.01%	0.01%

Service Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending July 31, 2013, the most recent period shown in the table, would have been -0.18% for New York AMT Tax-Free Money Market, -0.13% for the Institutional Class and -0.38% for the Service Class.

Semiannual Report

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 67.5%
	Principal Amount	Value
Alabama - 0.1%
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.09% 8/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (b)	$ 1,000,000	$ 1,000,000
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.34% 8/7/13, VRDN (b)	2,200,000	2,200,000
0.37% 8/7/13, VRDN (b)	2,500,000	2,500,000
		4,700,000
New Jersey - 0.3%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.24% 8/7/13, VRDN (b)	2,900,000	2,900,000
New York - 61.3%
Albany Indl. Dev. Agcy. Civic Facility Rev. (Albany Med. Ctr. Proj.) Series 2007 C, 0.12% 8/7/13, LOC Bank of America NA, VRDN (b)	1,610,000	1,610,000
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1A, 0.15% 8/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (b)	15,800,000	15,800,000
Series 2001 1B, 0.05% 8/1/13, LOC State Street Bank & Trust Co., Boston, VRDN (b)	2,400,000	2,400,000
Subseries 2001 2B, 0.06% 8/1/13, LOC Bayerische Landesbank Girozentrale, VRDN (b)	9,060,000	9,060,000
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.24% 8/7/13, LOC Bank of America NA, VRDN (b)	6,200,000	6,200,000
New York City Gen. Oblig.:
Participating VRDN:
Series BA 08 1131, 0.09% 8/7/13 (Liquidity Facility Bank of America NA) (b)(e)	2,215,000	2,215,000
Series Putters 2951, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,460,000	4,460,000
Series Putters 3118, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,185,000	5,185,000
Series 2003 C2, 0.08% 8/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (b)	5,560,000	5,560,000
Series 2004 A2, 0.09% 8/7/13, LOC Bank of America NA, VRDN (b)	11,300,000	11,300,000
Series 2004 H6, 0.05% 8/7/13, LOC Bank of America NA, VRDN (b)	1,710,000	1,710,000
Series 2006 E2, 0.07% 8/1/13, LOC Bank of America NA, VRDN (b)	1,475,000	1,475,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2006 I7, 0.11% 8/7/13, LOC Bank of America NA, VRDN (b)	$ 4,200,000	$ 4,200,000
Series 2008 J11, 0.13% 8/7/13 (Liquidity Facility KBC Bank NV), VRDN (b)	4,800,000	4,800,000
Series 2008 J6, 0.06% 8/1/13, LOC Landesbank Hessen-Thuringen, VRDN (b)	2,005,000	2,005,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (The Crest Proj.) Series 2005 A, 0.07% 8/7/13, LOC Landesbank Hessen-Thuringen, VRDN (b)	6,700,000	6,700,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(20 Exchange Place Proj.) Series 2006 A, 0.07% 8/7/13, LOC Landesbank Hessen-Thuringen, VRDN (b)	2,390,000	2,390,000
(Beekman Tower Proj.) Series 2008 A, 0.08% 8/7/13, LOC RBS Citizens NA, VRDN (b)	12,200,000	12,200,000
(Bruckner by the Bridge Proj.) Series 2008 A, 0.04% 8/7/13, LOC Freddie Mac, VRDN (b)	10,000,000	10,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(1133 Manhattan Ave. Dev. Proj.) Series 2012 A, 0.05% 8/7/13, LOC Freddie Mac, VRDN (b)	1,600,000	1,600,000
(James Tower Dev. Proj.) Series 2002 A, 0.04% 8/7/13, LOC Fannie Mae, VRDN (b)	8,500,000	8,500,000
(Two Gold Street Proj.) Series 2006 A, 0.05% 8/7/13, LOC Fannie Mae, VRDN (b)	9,800,000	9,800,000
New York City Hsg. Dev. Corp. Residential Rev. (Queens College Residences Proj.) Series 2009 A, 0.09% 8/7/13, LOC RBS Citizens NA, VRDN (b)	18,800,000	18,800,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Planned Parenthood Proj.) 0.17% 8/7/13, LOC Bank of America NA, VRDN (b)	1,200,000	1,200,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BA 08 1192, 0.09% 8/7/13 (Liquidity Facility Bank of America NA) (b)(e)	3,012,000	3,012,000
Series BC 13 3WX, 0.07% 8/7/13 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,500,000	1,500,000
Series MS 3262 X, 0.09% 8/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	7,600,000	7,600,000
Series Putters 1289, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	830,000	830,000
Series Putters 3223, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,330,000	8,330,000
Series Putters 3384, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,870,000	1,870,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN: - continued
Series Putters 4347. 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	$ 1,900,000	$ 1,900,000
Series 2008 B3, 0.07% 8/1/13 (Liquidity Facility Bank of America NA), VRDN (b)	2,125,000	2,125,000
Series 2009 BB1, 0.07% 8/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	8,000,000	8,000,000
Series 2009 BB2, 0.08% 8/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	23,535,000	23,535,000
Series 2011 DD-3A, 0.05% 8/1/13 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	2,200,000	2,200,000
Series 2011 DD-3B, 0.05% 8/1/13 (Liquidity Facility California Teachers Retirement Sys.), VRDN (b)	4,350,000	4,350,000
Series 2012 B3, 0.04% 8/1/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	3,000,000	3,000,000
Series FF, 0.07% 8/1/13 (Liquidity Facility Bank of America NA), VRDN (b)	1,000,000	1,000,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1190, 0.09% 8/7/13 (Liquidity Facility Bank of America NA) (b)(e)	5,610,000	5,610,000
Series BC 11 7B, 0.07% 8/7/13 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,000,000	5,000,000
Series Putters 3857, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,500,000	2,500,000
Series Putters 3868, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,750,000	3,750,000
Series 2001 B, 0.08% 8/1/13 (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	10,400,000	10,400,000
Series 2003 A2, 0.04% 8/2/13 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	4,900,000	4,900,000
Series 2003 C2, 0.07% 8/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	2,000,000	2,000,000
Series 2003 C4, 0.07% 8/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	6,900,000	6,900,000
New York City Trust Cultural Resources Rev. (Lincoln Ctr. for the Performing Arts, Inc. Proj.) Series 2008 B1, 0.04% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,600,000	2,600,000
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.06% 8/7/13, LOC HSBC Bank USA, NA, VRDN (b)	2,355,000	2,355,000
(College of New Rochelle Proj.) Series 2008, 0.12% 8/7/13, LOC RBS Citizens NA, VRDN (b)	15,600,000	15,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
(Culinary Institute of America Proj.) Series 2004 D, 0.06% 8/7/13, LOC TD Banknorth, NA, VRDN (b)	$ 9,750,000	$ 9,750,000
(The Culinary Institute of America Proj.) Series 2006, 0.06% 8/7/13, LOC TD Banknorth, NA, VRDN (b)	1,375,000	1,375,000
Participating VRDN:
Series EGL 06 47 Class A, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (b)(e)	37,905,000	37,905,000
Series ROC II R 11722, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (b)(e)	5,035,000	5,035,000
Series WF 11 116C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	500,000	500,000
Series 2006 A2, 0.05% 8/7/13, LOC TD Banknorth, NA, VRDN (b)	10,000,000	10,000,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series BC 12 9 W, 0.07% 8/7/13 (Liquidity Facility Barclays Bank PLC) (b)(e)	4,100,000	4,100,000
Series Putters 3376, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,450,000	4,450,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,185,000	3,185,000
New York Hsg. Fin. Agcy. Rev.:
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.07% 8/7/13, LOC Bank of America NA, VRDN (b)	12,100,000	12,100,000
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.05% 8/7/13, LOC Fannie Mae, VRDN (b)	2,325,000	2,325,000
(320 West 38th Street Hsg. Proj.) Series 2009 A, 0.05% 8/7/13, LOC Wells Fargo Bank NA, VRDN (b)	3,600,000	3,600,000
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.07% 8/7/13, LOC Bank of America NA, VRDN (b)	5,000,000	5,000,000
(330 West 39th Street Hsg. Proj.) Series 2010 A, 0.16% 8/7/13, LOC Bank of America NA, VRDN (b)	10,800,000	10,800,000
(505 West 37th Street Proj.) Series 2009 A, 0.11% 8/7/13, LOC Landesbank Hessen-Thuringen, VRDN (b)	5,000,000	5,000,000
(8 East 102nd Street Hsg. Proj.) Series 2010 A, 0.04% 8/7/13, LOC TD Banknorth, NA, VRDN (b)	8,900,000	8,900,000
(Clinton Park Hsg. Proj.) Series 2010 A, 0.05% 8/7/13, LOC Wells Fargo Bank NA, VRDN (b)	25,600,000	25,600,000
(Shore Hill Hsg. Proj.) Series 2008 A, 0.05% 8/7/13, LOC Freddie Mac, VRDN (b)	2,500,000	2,500,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.09% 8/7/13, LOC Landesbank Hessen-Thuringen, VRDN (b)	575,000	575,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
Series 2008 A, 0.03% 8/7/13, LOC Freddie Mac, VRDN (b)	$ 9,700,000	$ 9,700,000
Series 2009 A, 0.05% 8/7/13, LOC Fannie Mae, VRDN (b)	20,500,000	20,500,000
Series 2010 A, 0.03% 8/7/13, LOC Freddie Mac, VRDN (b)	10,700,000	10,700,000
Series 2012 A, 0.05% 8/7/13, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,300,000	3,300,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 A1, 0.05% 8/7/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	25,550,000	25,550,000
New York Metropolitan Trans. Auth. Rev.:
Series 2002 G1, 0.05% 8/7/13, LOC Bank of Nova Scotia, VRDN (b)	2,100,000	2,100,000
Series 2005 A, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (b)	1,800,000	1,800,000
Series 2005 D2, 0.06% 8/1/13, LOC Landesbank Hessen-Thuringen, VRDN (b)	7,900,000	7,900,000
Series 2011 B, 0.05% 8/7/13, LOC Bank of America NA, VRDN (b)	1,800,000	1,800,000
Rockland Indl. Dev. Agcy. Civic Facility Rev. (Dominican College of Blauvelt Proj.) Series 2006 A, 0.11% 8/7/13, LOC TD Banknorth, NA, VRDN (b)	13,740,000	13,740,000
Suffolk County Wtr. Auth. Wtrwks. Rev. Participating VRDN Series Putters 3357, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,265,000	3,265,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series MS 3083, 0.09% 8/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	6,975,000	6,975,000
Series Putters 3685, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,605,000	5,605,000
Series 2005 A3, 0.04% 8/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,500,000	1,500,000
Series 2005 B3, 0.09% 8/7/13 (Liquidity Facility Bank of America NA), VRDN (b)	54,535,000	54,534,999
Westchester County Indl. Agcy. Rev.:
Series 2001, 0.08% 8/7/13, LOC RBS Citizens NA, VRDN (b)	1,100,000	1,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
Westchester County Indl. Agcy. Rev.: - continued
Series 2005 B, 0.06% 8/7/13, LOC TD Banknorth, NA, VRDN (b)	$ 5,820,000	$ 5,820,000
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (b)	5,175,000	5,175,000
		613,801,999
New York & New Jersey - 2.3%
Port Auth. of New York & New Jersey:
Participating VRDN Series ROC II R 11439, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (b)(e)	7,200,000	7,200,000
Series 1997 2, 0.11% 8/30/13, VRDN (b)(f)	2,500,000	2,500,000
Series 2008 2, 0.11% 8/7/13, VRDN (b)	13,810,000	13,810,000
		23,510,000
North Carolina - 0.8%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.09% 8/7/13, LOC Cr. Industriel et Commercial, VRDN (b)	7,650,000	7,650,000
Ohio - 1.6%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.24% 8/7/13, VRDN (b)	5,000,000	5,000,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.1% 8/7/13, LOC RBS Citizens NA, VRDN (b)	10,600,000	10,600,000
		15,600,000
Puerto Rico - 0.3%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.06% 8/7/13, LOC Barclays Bank PLC NY Branch, VRDN (b)	3,100,000	3,100,000
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2007, 0.23% 8/7/13, LOC Bank of America NA, VRDN (b)	2,940,000	2,940,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.21% 8/7/13, VRDN (b)	300,000	300,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $675,501,999)		675,501,999
Other Municipal Debt - 32.4%
	Principal Amount	Value
Kentucky - 0.3%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1993 A, 0.22% tender 8/6/13, CP mode	$ 2,700,000	$ 2,700,000
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B, 0.45% tender 8/22/13, CP mode	4,900,000	4,900,000
New York - 30.6%
Connetquot Central School District BAN Series 2012, 1.5% 9/4/13	1,400,000	1,401,573
East Aurora Union Free School District BAN 1.5% 12/12/13	3,300,000	3,314,622
Erie County Indl. Dev. Agcy. School Facilities Rev. Bonds Series 2009 A, 5.625% 5/1/14 (Pre-Refunded to 5/1/14 @ 100)	4,600,000	4,786,507
Hampton Bays Union Free School District TAN 1.25% 6/19/14	2,300,000	2,320,415
Long Island Pwr. Auth. Elec. Sys. Rev. Series 1:
0.11% 8/15/13, LOC JPMorgan Chase Bank, CP	11,900,000	11,900,000
0.19% 9/13/13, LOC JPMorgan Chase Bank, CP	22,200,000	22,200,000
Middle Country Century School District BAN Series 2012, 1.5% 8/15/13	375,000	375,156
Nassau County Interim Fin. Auth. Bonds:
Series 2009 A, 5% 11/15/13	1,000,000	1,013,744
Series 2013 B, 5% 11/15/13	2,704,000	2,741,464
Nassau Health Care Corp. Rev. Bonds:
Series 2009 C2, 0.15%, tender 10/7/13, LOC Wells Fargo Bank NA (b)	1,000,000	1,000,000
Series 2009 D2, 0.17%, tender 10/28/13, LOC JPMorgan Chase Bank (b)	5,900,000	5,900,000
New York City Gen. Oblig. Bonds:
Series 2004 G, 5% 8/1/13	1,545,000	1,545,000
Series 2004 I, 5% 8/1/13	1,330,000	1,330,000
Series 2005 F1, 2.5% 8/1/14	2,000,000	2,046,017
Series 2005 G, 4% 8/1/13	800,000	800,000
Series 2005 O, 5% 8/1/13	1,295,000	1,295,000
Series 2008 A1, 5% 8/1/13	4,180,000	4,180,000
Series 2009 C:
3% 8/1/13	1,150,000	1,150,000
3% 8/1/13 (Escrowed to Maturity)	600,000	600,000
5% 8/1/13	1,885,000	1,885,000
Series 2009 K, 5% 8/1/13	1,000,000	1,000,000
Series 2009, 3% 8/1/13	2,055,000	2,055,000
Series 2011 B, 5% 8/1/13	4,100,000	4,100,000
Series 2012 F, 2.5% 8/1/13	2,800,000	2,800,000
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig. Bonds: - continued
Series 2012 G1, 5% 4/1/14	$ 1,415,000	$ 1,460,003
Series 2013 E, 3% 8/1/13	3,485,000	3,485,000
Series B, 5% 8/1/14	2,000,000	2,095,490
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 8, 0.14% 3/24/14, CP	5,200,000	5,200,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Bonds Series 2013 S1, 3% 7/15/14	1,400,000	1,437,203
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2004 D2, 5% 11/1/13	1,000,000	1,012,109
Series 2005 A1, 5% 11/1/13	1,000,000	1,012,078
Series 2010 E, 5% 11/1/13	1,000,000	1,012,010
Series 2011 E, 5% 11/1/13	2,000,000	2,023,936
Series 2012 B, 3% 11/1/13	6,700,000	6,747,295
Series 2013 G, 2% 11/1/13	600,000	602,729
New York Dorm. Auth. Personal Income Tax Rev. Bonds:
Series 2008 C, 5% 3/15/14	1,300,000	1,338,939
Series 2011 E, 5% 8/15/13	1,540,000	1,542,827
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Bonds Series 2007 B, 5% 6/15/14	1,000,000	1,041,857
New York Envir. Facilities Corp. State Personal Income Tax Rev. Bonds Series 2009 A, 3.5% 12/15/13	2,500,000	2,530,591
New York Local Govt. Assistance Corp. Bonds Series 2007 A, 5% 4/1/14	750,000	773,522
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2012 A, 2% 11/15/13	3,700,000	3,719,294
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2003 B, 5.25% 11/15/13 (Pre-Refunded to 11/15/13 @ 100)	2,700,000	2,739,649
Series 2:
0.17% 8/8/13, LOC Barclays Bank PLC, CP	21,490,000	21,490,000
0.2% 8/6/13, LOC Citibank NA, CP	43,600,000	43,600,000
Series 2013, 0.17% 8/7/13, LOC Barclays Bank PLC, CP	5,300,000	5,300,000
Series 2B, 0.14% 8/15/13, LOC Barclays Bank PLC, CP	2,690,000	2,690,000
Series 2D, 0.14% 9/12/13, LOC Citibank NA, CP	3,900,000	3,900,000
New York Pwr. Auth.:
Bonds:
0.17%, tender 9/3/13 (b)	1,805,000	1,805,000
0.17%, tender 9/3/13 (b)	2,400,000	2,400,000
Series 1:
0.11% 9/12/13, CP	5,340,000	5,340,000
0.12% 9/4/13, CP	1,700,000	1,700,000
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York Pwr. Auth.: - continued
Series 1: - continued
0.13% 9/4/13, CP	$ 1,500,000	$ 1,500,000
0.14% 10/3/13, CP	3,848,000	3,848,000
0.14% 10/3/13, CP	1,700,000	1,700,000
0.14% 10/15/13, CP	3,193,000	3,193,000
0.14% 10/16/13, CP	2,700,000	2,700,000
0.17% 8/8/13, CP	3,223,000	3,223,000
0.17% 2/3/14, CP	29,585,000	29,585,000
0.17% 2/10/14, CP	1,962,000	1,962,000
Series 2:
0.1% 8/5/13, CP	5,335,000	5,335,000
0.1% 8/19/13, CP	1,270,000	1,270,000
0.19% 8/8/13, CP	7,959,000	7,959,000
New York State Envir. Facilities Corp. Rev. Bonds Series 2012 E, 1% 11/15/13	1,495,000	1,498,291
New York State Gen. Oblig. Bonds:
Series 2005 C, 5% 4/15/14	1,120,000	1,157,716
Series 2011 C, 5% 9/1/13	1,700,000	1,706,874
Series WF 11 39C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	4,900,000	4,900,000
New York Thruway Auth. Hwy. & Bridge Trust Fund Bonds Series 2005 B, 5% 4/1/14	2,050,000	2,115,402
New York Thruway Auth. Personal Income Tax Rev. Bonds Series 2011 A, 4% 3/15/14	1,215,000	1,243,782
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Bonds Series 2012 A, 5% 4/1/14	3,000,000	3,095,961
New York Urban Dev. Corp. Rev. Bonds:
Series 2008 D, 5% 1/1/14	2,100,000	2,141,834
Series 2009 A1, 5% 12/15/13	1,400,000	1,424,563
Series 2010 A2, 5% 1/1/14	1,800,000	1,835,450
Rochester Gen. Oblig. BAN Series 2013 I, 1% 8/12/14 (a)	3,800,000	3,829,488
Schenectady County Gen. Oblig. BAN Series 2013, 1% 2/19/14	6,500,000	6,526,188
Scotia Glenville Central School District BAN 1.25% 6/27/14	1,695,000	1,709,967
Tarrytown Gen. Oblig. BAN 2% 10/18/13	1,700,000	1,706,340
		306,905,886
New York & New Jersey - 1.0%
Port Auth. of New York & New Jersey Series 2013 B:
0.13% 11/5/13, CP	2,667,500	2,667,500
0.14% 10/8/13, CP	2,700,000	2,700,000
Other Municipal Debt - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey Series 2013 B: - continued
0.14% 11/5/13, CP	$ 2,081,300	$ 2,081,300
0.18% 9/5/13, CP	2,800,000	2,800,000
		10,248,800
TOTAL OTHER MUNICIPAL DEBT (Cost $324,754,686)		324,754,686
Investment Company - 0.1%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.06% (c)(d) (Cost $1,400,000)	1,400,000	1,400,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,001,656,685)		1,001,656,685
NET OTHER ASSETS (LIABILITIES) - 0.0%		(289,612)
NET ASSETS - 100%		$ 1,001,367,073
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,400,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
New York State Gen. Oblig. Bonds Series WF 11 39C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA)	3/31/11	$ 4,900,000
Port Auth. of New York & New Jersey Series 1997 2, 0.11% 8/30/13, VRDN	1/3/13 - 5/3/13	$ 2,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 5,782
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,000,256,685)	$ 1,000,256,685
Fidelity Central Funds (cost $1,400,000)	1,400,000
Total Investments (cost $1,001,656,685)		$ 1,001,656,685
Cash		386,296
Receivable for investments sold		2,500,184
Receivable for fund shares sold		71,041
Interest receivable		1,459,144
Distributions receivable from Fidelity Central Funds		70
Receivable from investment adviser for expense reductions		24,958
Other receivables		1,045
Total assets		1,006,099,423

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 3,829,488
Payable for fund shares redeemed	617,430
Distributions payable	1,166
Accrued management fee	110,650
Other affiliated payables	173,613
Other payables and accrued expenses	3
Total liabilities		4,732,350

Net Assets		$ 1,001,367,073
Net Assets consist of:
Paid in capital		$ 1,001,219,081
Accumulated undistributed net realized gain (loss) on investments		147,992
Net Assets		$ 1,001,367,073

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2013 (Unaudited)

New York AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($372,530,363 ÷ 371,891,822 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($627,297,840 ÷ 626,448,875 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($1,538,870 ÷ 1,536,787 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2013 (Unaudited)

Investment Income
Interest		$ 844,449
Income from Fidelity Central Funds		5,782
Total income		850,231

Expenses
Management fee	$ 1,059,134
Transfer agent fees	360,722
Distribution and service plan fees	2,095
Independent trustees' compensation	2,048
Total expenses before reductions	1,423,999
Expense reductions	(626,315)	797,684
Net investment income (loss)		52,547
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		99,010
Net increase in net assets resulting from operations		$ 151,557

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2013 (Unaudited)	Year ended January 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 52,547	$ 149,865
Net realized gain (loss)	99,010	128,787
Net increase in net assets resulting from operations	151,557	278,652
Distributions to shareholders from net investment income	(52,542)	(152,126)
Distributions to shareholders from net realized gain	-	(103,611)
Total distributions	(52,542)	(255,737)
Share transactions - net increase (decrease)	(76,695,196)	(256,143,632)
Total increase (decrease) in net assets	(76,596,181)	(256,120,717)

Net Assets
Beginning of period	1,077,963,254	1,334,083,971
End of period	$ 1,001,367,073	$ 1,077,963,254

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York AMT Tax-Free Money Market

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	.002	.016
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	.002	.016
Distributions from net investment income	- F	- F	- F	- F	(.002)	(.016)
Distributions from net realized gain	-	- F	- F	- F	- F	- F
Total distributions	- F	- F	- F	- F	(.002)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-%	.02%	.02%	.02%	.16%	1.65%
Ratios to Average Net Assets D,E
Expenses before reductions	.30% A	.30%	.30%	.30%	.34%	.32%
Expenses net of fee waivers, if any	.15% A	.20%	.20%	.29%	.33%	.32%
Expenses net of all reductions	.15% A	.20%	.20%	.29%	.33%	.27%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.17%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 372,530	$ 384,955	$ 461,901	$ 537,828	$ 727,667	$ 1,077,634

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	.001	.002	.017
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	.001	.002	.017
Distributions from net investment income	- F	- F	- F	(.001)	(.002)	(.017)
Distributions from net realized gain	-	- F	- F	- F	- F	- F
Total distributions	- F	- F	- F	(.001)	(.002)	(.017)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-%	.02%	.04%	.11%	.25%	1.75%
Ratios to Average Net Assets D,E
Expenses before reductions	.25% A	.25%	.25%	.25%	.29%	.27%
Expenses net of fee waivers, if any	.15% A	.19%	.18%	.20%	.23%	.21%
Expenses net of all reductions	.15% A	.19%	.18%	.20%	.23%	.17%
Net investment income (loss)	.01% A	.01%	.04%	.11%	.26%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 627,298	$ 691,245	$ 870,920	$ 1,133,818	$ 1,408,276	$ 1,775,558

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	.001	.015
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	.001	.015
Distributions from net investment income	- F	- F	- F	- F	(.001)	(.015)
Distributions from net realized gain	-	- F	- F	- F	- F	- F
Total distributions	- F	- F	- F	- F	(.001)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-%	.02%	.02%	.01%	.08%	1.50%
Ratios to Average Net Assets D,E
Expenses before reductions	.51% A	.50%	.50%	.50%	.54%	.51%
Expenses net of fee waivers, if any	.15% A	.19%	.20%	.29%	.43%	.46%
Expenses net of all reductions	.15% A	.19%	.20%	.29%	.42%	.42%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.07%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,539	$ 1,763	$ 1,263	$ 3,064	$ 5,823	$ 13,192

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2013 (Unaudited)

1. Organization.

Fidelity® New York AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers New York AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 1,001,656,685

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, FMR pays class level expenses for New York AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$ 2,095	$ 0

During the period, FMR or its affiliates waived a portion of these fees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The transfer agent fee for each class is paid to Citibank. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
New York AMT Tax-Free Money Market	$ 191,272.10
Institutional Class	169,032.05
Service Class	418.05
	$ 360,722

* Annualized

During the period, FMR or its affiliates waived a portion of these fees.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Expense Reductions.

FMR contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $174,871 and $465, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver for each class was as follows:

Fund Name
New York AMT Tax-Free Money Market	$ 285,742
Institutional Class	160,586
Service Class	2,471

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,180.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2013	Year ended January 31, 2013
From net investment income
New York AMT Tax-Free Money Market	$ 18,956	$ 42,209
Institutional Class	33,504	109,784
Service Class	82	133
Total	$ 52,542	$ 152,126
From net realized gain
New York AMT Tax-Free Money Market	$ -	$ 35,847
Institutional Class	-	67,588
Service Class	-	176
Total	$ -	$ 103,611

Semiannual Report

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended July 31, 2013	Year ended January 31, 2013
New York AMT Tax-Free Money Market Shares sold	64,992,460	74,655,143
Reinvestment of distributions	16,837	68,979
Shares redeemed	(77,482,406)	(151,673,396)
Net increase (decrease)	(12,473,109)	(76,949,274)
Institutional Class Shares sold	49,911,373	172,381,764
Reinvestment of distributions	28,459	149,513
Shares redeemed	(113,937,306)	(352,224,707)
Net increase (decrease)	(63,997,474)	(179,693,430)
Service Class Shares sold	820,852	7,821,730
Reinvestment of distributions	83	308
Shares redeemed	(1,045,548)	(7,322,966)
Net increase (decrease)	(224,613)	499,072

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management and Research
(U.K.) Inc.

Fidelity Management and Research
(Hong Kong) Limited

Fidelity Management and Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

NYS-USAN-0913
1.789294.110

Fidelity®

New York Municipal
Money Market
Fund

Semiannual Report

July 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2013 to July 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During Period* February 1, 2013 to July 31, 2013
Actual	.14%	$ 1,000.00	$ 1,000.05	$ .69
HypotheticalA		$ 1,000.00	$ 1,024.10	$ .70

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 7/31/13	% of fund's investments 1/31/13	% of fund's investments 7/31/12
1 - 7	76.6	69.4	78.5
8 - 30	5.7	9.8	6.6
31 - 60	4.5	6.7	5.2
61 - 90	2.3	1.0	3.7
91 - 180	4.2	7.9	2.6
> 180	6.7	5.2	3.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	7/31/13	1/31/13	7/31/12
Fidelity New York Municipal Money Market Fund	32 Days	34 Days	23 Days
New York Tax-Free Money Market Fund Average*	34 Days	31 Days	26 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	7/31/13	1/31/13	7/31/12
Fidelity New York Municipal Money Market Fund	32 Days	34 Days	23 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of July 31, 2013	As of January 31, 2013
Variable Rate Demand Notes (VRDNs) 68.6%	Variable Rate Demand Notes (VRDNs) 62.9%
Other Municipal Debt 29.0%	Other Municipal Debt 33.6%
Investment Companies 2.9%	Investment Companies 3.1%
Net Other Assets (Liabilities)† (0.5)%	Net Other Assets (Liabilities) 0.4%

† Net Other Assets (liabilities) are not included in the pie chart.
Current and Historical Seven-Day Yields
	7/31/13	4/30/13	1/31/13	10/31/12	7/31/12
Fidelity New York Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending July 31, 2013, the most recent period shown in the table, would have been -0.40%.

Semiannual Report

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 68.6%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.39% 8/7/13, VRDN (c)(e)	$ 3,200,000	$ 3,200,000
Florida - 0.0%
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.12% 8/7/13, LOC Bank of America NA, VRDN (c)(e)	1,500,000	1,500,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 0.26% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)(e)	1,200,000	1,200,000
		2,700,000
Georgia - 0.1%
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.08% 8/7/13, LOC Freddie Mac, VRDN (c)(e)	7,350,000	7,350,000
Indiana - 0.0%
Indiana Hsg. & Cmnty. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 07 C52, 0.1% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	1,720,000	1,720,000
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2002, 0.06% 8/7/13, VRDN (c)(e)	3,900,000	3,900,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.34% 8/7/13, VRDN (c)	1,300,000	1,300,000
0.37% 8/7/13, VRDN (c)	2,900,000	2,900,000
		8,100,000
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series Putters 4242, 0.08% 8/7/13 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(f)	3,825,000	3,825,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.24% 8/7/13, VRDN (c)(e)	3,450,000	3,450,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.39% 8/7/13, VRDN (c)(e)	3,200,000	3,200,000
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 C3, 0.27% 8/7/13, LOC Landesbank Baden-Wuert, VRDN (c)(e)	1,400,000	1,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.24% 8/7/13, VRDN (c)	$ 1,600,000	$ 1,600,000
Series 2012 A, 0.26% 8/7/13, VRDN (c)(e)	3,100,000	3,100,000
		4,700,000
New York - 61.2%
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev. (Med. Mgmt. & Rehabilitation Svc. 2nd Prog. Trayer, Inc. Proj.) Series A, 0.4% 8/7/13, LOC HSBC Bank USA, NA, VRDN (c)(e)	760,000	760,000
East Rochester Hsg. Auth. Rev. (Daniel's Creek at Baytowne Proj.) Series 2001, 0.16% 8/7/13, LOC HSBC Bank USA, NA, VRDN (c)(e)	8,260,000	8,260,000
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.07% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	12,175,000	12,175,000
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1A, 0.15% 8/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (c)	65,400,000	65,400,000
Series 2012 C, 0.05% 8/7/13, LOC Barclays Bank PLC, VRDN (c)	14,700,000	14,700,000
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.24% 8/7/13, LOC Bank of America NA, VRDN (c)	29,110,000	29,110,000
New York City Gen. Oblig.:
Participating VRDN:
Series MS 3324, 0.06% 8/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	6,650,000	6,650,000
Series Putters 2949, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	14,170,000	14,170,000
Series Putters 2951, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,530,000	7,530,000
Series Putters 3118, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,180,000	5,180,000
Series Putters 3217, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	16,905,000	16,905,000
Series Putters 3793, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000,000	5,000,000
Series Putters 4075, 0.06% 8/1/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	1,800,000	1,800,000
Series Putters 4144 Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,665,000	5,665,000
Series Putters 4237, 0.08% 8/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)	7,080,000	7,080,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series Putters 4345, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 3,750,000	$ 3,750,000
Series ROC II R 14000X, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,100,000	3,100,000
Series ROC II R 14045, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	11,350,000	11,350,000
Series Solar 07 91, 0.06% 8/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,020,000	10,020,000
Series 1994 A10, 0.07% 8/1/13, LOC JPMorgan Chase Bank, VRDN (c)	6,785,000	6,785,000
Series 1994 A8, 0.05% 8/1/13, LOC JPMorgan Chase Bank, VRDN (c)	2,000,000	2,000,000
Series 1995 B8, 0.08% 8/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (c)	31,300,000	31,300,000
Series 1995 F5, 0.08% 8/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (c)	26,000,000	26,000,000
Series 2003 C2, 0.08% 8/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (c)	6,000,000	6,000,000
Series 2003 C4, 0.04% 8/7/13 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (c)	1,675,000	1,675,000
Series 2004 A2, 0.09% 8/7/13, LOC Bank of America NA, VRDN (c)	47,400,000	47,400,000
Series 2004 A3, 0.05% 8/7/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	21,500,000	21,500,000
Series 2004 H6, 0.05% 8/7/13, LOC Bank of America NA, VRDN (c)	14,325,000	14,325,000
Series 2004 H8, 0.05% 8/7/13 (Liquidity Facility Bank of America NA), VRDN (c)	8,900,000	8,900,000
Series 2006 E2, 0.07% 8/1/13, LOC Bank of America NA, VRDN (c)	11,800,000	11,800,000
Series 2006 I3, 0.06% 8/1/13, LOC Bank of America NA, VRDN (c)	31,335,000	31,335,000
Series 2006 I4, 0.05% 8/1/13 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (c)	4,100,000	4,100,000
Series 2006 I7, 0.11% 8/7/13, LOC Bank of America NA, VRDN (c)	42,800,000	42,800,000
Series 2008 J11, 0.13% 8/7/13 (Liquidity Facility KBC Bank NV), VRDN (c)	26,200,000	26,200,000
Series 2008 J6, 0.06% 8/1/13, LOC Landesbank Hessen-Thuringen, VRDN (c)	36,680,000	36,680,000
Series 2012 G3, 0.05% 8/7/13 (Liquidity Facility Citibank NA), VRDN (c)	4,850,000	4,850,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2013 F3, 0.07% 8/1/13 (Liquidity Facility Bank of America NA), VRDN (c)	$ 29,400,000	$ 29,400,000
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.08% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	22,255,000	22,255,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (The Crest Proj.) Series 2005 A, 0.07% 8/7/13, LOC Landesbank Hessen-Thuringen, VRDN (c)	19,100,000	19,100,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 0.07% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)(e)	5,430,000	5,430,000
(270 East Burnside Avenue Apts.) Series A, 0.05% 8/7/13, LOC Fannie Mae, VRDN (c)(e)	6,400,000	6,400,000
(Aldus Street Apts. Proj.) Series A, 0.05% 8/7/13, LOC Fannie Mae, VRDN (c)(e)	6,035,000	6,035,000
(Beacon Mews Dev. Proj.) Series 2006 A, 0.09% 8/7/13, LOC Citibank NA, VRDN (c)(e)	15,500,000	15,500,000
(Beekman Tower Proj.) Series 2008 A, 0.08% 8/7/13, LOC RBS Citizens NA, VRDN (c)	92,400,000	92,400,000
(Cook Street Apts. Proj.) Series A, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)(e)	4,580,000	4,580,000
(First Avenue Dev. Proj.) Series 2002 A, 0.05% 8/7/13, LOC Fannie Mae, VRDN (c)(e)	19,795,000	19,795,000
(Grace Towers Dev. Proj.) Series 2005 A, 0.06% 8/7/13, LOC Citibank NA, VRDN (c)(e)	10,400,000	10,400,000
(Peter Cintron Apts. Proj.) Series C, 0.05% 8/7/13, LOC Fannie Mae, VRDN (c)(e)	3,700,000	3,700,000
(Related-Upper East Proj.) Series A, 0.12% 8/7/13, LOC Landesbank Baden-Wuert, VRDN (c)(e)	17,200,000	17,200,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.05% 8/7/13, LOC Freddie Mac, VRDN (c)(e)	21,000,000	21,000,000
(State Renaissance Court Proj.) Series A, 0.05% 8/7/13, LOC Freddie Mac, VRDN (c)(e)	6,500,000	6,500,000
(Thessalonica Court Apts. Proj.) Series A, 0.06% 8/7/13, LOC Citibank NA, VRDN (c)(e)	4,700,000	4,700,000
(Urban Horizons II Dev. Proj.) Series 2005 A, 0.06% 8/7/13, LOC Citibank NA, VRDN (c)(e)	5,665,000	5,665,000
(West 48th Street Dev. Proj.) Series 2001 A, 0.05% 8/7/13, LOC Fannie Mae, VRDN (c)(e)	18,000,000	18,000,000
Series 2005 A, 0.06% 8/7/13, LOC Citibank NA, VRDN (c)(e)	4,750,000	4,750,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(1133 Manhattan Ave. Dev. Proj.) Series 2012 A, 0.05% 8/7/13, LOC Freddie Mac, VRDN (c)	7,400,000	7,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.: - continued
(James Tower Dev. Proj.) Series 2002 A, 0.04% 8/7/13, LOC Fannie Mae, VRDN (c)	$ 6,100,000	$ 6,100,000
(Morris Avenue Apts. Proj.) Series A, 0.05% 8/7/13, LOC Fannie Mae, VRDN (c)(e)	23,600,000	23,600,000
(West 43rd Street Proj.) Series 1999 A, 0.05% 8/7/13, LOC Fannie Mae, VRDN (c)(e)	43,600,000	43,600,000
(West 61st Street Apts. Proj.) Series 2007 A, 0.05% 8/7/13, LOC Fannie Mae, VRDN (c)(e)	1,500,000	1,500,000
Series 2009 A, 0.05% 8/7/13, LOC Freddie Mac, VRDN (c)	7,500,000	7,500,000
New York City Hsg. Dev. Corp. Residential Rev. (Queens College Residences Proj.) Series 2009 A, 0.09% 8/7/13, LOC RBS Citizens NA, VRDN (c)	14,260,000	14,260,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Planned Parenthood Proj.) 0.17% 8/7/13, LOC Bank of America NA, VRDN (c)	4,640,000	4,640,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Tiago Hldgs., LLC Proj.) Series 2007, 0.09% 8/7/13, LOC Lloyds TSB Bank PLC, VRDN (c)(e)	40,000,000	40,000,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (New York Stock Exchange Proj.) Series 2004 B, 0.06% 8/7/13, LOC Bank of America NA, VRDN (c)	25,000,000	25,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BA 08 1192, 0.09% 8/7/13 (Liquidity Facility Bank of America NA) (c)(f)	2,988,000	2,988,000
Series BA 08 1206, 0.12% 8/7/13 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(f)	9,000,000	9,000,000
Series BC 13 16U, 0.07% 8/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,000,000	2,000,000
Series BC 13 9U, 0.07% 8/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	8,680,000	8,680,000
Series EGL 06 74 Class A, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	13,000,000	13,000,000
Series EGL 7050083 Class A, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	28,015,000	28,015,000
Series Floaters 3129, 0.06% 8/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	12,220,000	12,220,000
Series MS 3310, 0.09% 8/1/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	8,905,000	8,905,000
Series Putters 1289, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,580,000	1,580,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series Putters 2559, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 5,335,000	$ 5,335,000
Series Putters 3223, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,500,000	1,500,000
Series Putters 3384, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,875,000	1,875,000
Series Putters 3496Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,970,000	7,970,000
Series Putters 3497Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	13,025,000	13,025,000
Series Putters 4347. 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	10,510,000	10,510,000
Series RBC O 23, 0.06% 8/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	8,265,000	8,265,000
Series ROC II R 11916, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	5,045,000	5,045,000
Series ROC II R 11931, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	6,815,000	6,815,000
Series ROC II R 11966, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,000,000	10,000,000
Series ROC II R 14063, 0.07% 8/1/13 (Liquidity Facility Citibank NA) (c)(f)	2,500,000	2,500,000
Series 2008 B3, 0.07% 8/1/13 (Liquidity Facility Bank of America NA), VRDN (c)	12,875,000	12,875,000
Series 2008 BB3, 0.05% 8/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	1,100,000	1,100,000
Series 2009 BB1, 0.07% 8/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	9,000,000	9,000,000
Series 2009 BB2, 0.08% 8/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	33,400,000	33,400,000
Series F2, 0.06% 8/7/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	1,000,000	1,000,000
Series FF, 0.07% 8/1/13 (Liquidity Facility Bank of America NA), VRDN (c)	12,650,000	12,650,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 3505, 0.09% 8/7/13 (Liquidity Facility Bank of America NA) (c)(f)	4,035,000	4,035,000
Series BC 11 6B, 0.07% 8/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	10,925,000	10,925,000
Series BC 11 8B, 0.07% 8/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	9,300,000	9,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series Putters 3544, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 10,655,000	$ 10,655,000
Series Putters 3545, 0.06% 8/1/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,860,000	5,860,000
Series Putters 4084Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,850,000	3,850,000
Series Putters 4331, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,240,000	3,240,000
Series RBC O 65, 0.06% 8/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	4,500,000	4,500,000
Series ROC II R 11994, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	6,480,000	6,480,000
Series 1999 A2, 0.05% 8/7/13 (Liquidity Facility Bank of Nova Scotia), VRDN (c)	1,000,000	1,000,000
Series 2001 B, 0.08% 8/1/13 (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	15,300,000	15,300,000
Series 2003 1A, 0.08% 8/7/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	3,380,000	3,380,000
Series 2003 A2, 0.04% 8/2/13 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (c)	117,000,000	117,000,000
Series 2003 C2, 0.07% 8/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	1,200,000	1,200,000
Series C, 0.06% 8/1/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah), VRDN (c)	19,100,000	19,100,000
Subseries F5, 0.04% 8/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	1,100,000	1,100,000
New York City Trust Cultural Resources Rev.:
(Alvin Ailey Dance Foundation, Inc. Proj.) Series 2003, 0.07% 8/7/13, LOC Citibank NA, VRDN (c)	7,000,000	7,000,000
Participating VRDN:
Series Putters 3680, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000,000	5,000,000
Series ROC II R 11927, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	6,000,000	6,000,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 3792Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,365,000	6,365,000
Series MS 3275, 0.09% 8/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	10,000,000	10,000,000
Series Putters 3239, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,075,000	5,075,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN: - continued
Series Putters 3281Z, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 7,015,000	$ 7,015,000
Series Putters 3518, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	12,685,000	12,685,000
Series Putters 3875, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,000,000	7,000,000
Series ROC II R 11984, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	5,000,000	5,000,000
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.06% 8/7/13, LOC HSBC Bank USA, NA, VRDN (c)	2,210,000	2,210,000
(College of New Rochelle Proj.) Series 2008, 0.12% 8/7/13, LOC RBS Citizens NA, VRDN (c)	21,605,000	21,605,000
(Pratt Institute Proj.) Series 2009 B, 0.11% 8/7/13, LOC TD Banknorth, NA, VRDN (c)	2,900,000	2,900,000
(The Culinary Institute of America Proj.):
Series 2004 C, 0.06% 8/7/13, LOC TD Banknorth, NA, VRDN (c)	9,825,000	9,825,000
Series 2006, 0.06% 8/7/13, LOC TD Banknorth, NA, VRDN (c)	6,400,000	6,400,000
Participating VRDN:
ROC II R 11944, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	6,000,000	6,000,000
Series EGL 06 47 Class A, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	14,900,000	14,900,000
Series EGL 07 0002, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	11,950,000	11,950,000
Series EGL 07 0066, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000,000	4,000,000
Series Putters 1955, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,140,000	10,140,000
Series Putters 3382, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,995,000	4,995,000
Series Putters 3383, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	14,995,000	14,995,000
Series Putters 3803, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,000,000	6,000,000
Series ROC II R 11722, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	9,870,000	9,870,000
Series ROC II R 11975, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	5,290,000	5,290,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series ROCS II R 11955, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 9,000,000	$ 9,000,000
Series WF 11 116C, 0.06% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	3,415,000	3,415,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series Putters 3376, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,450,000	4,450,000
Series ROC II R 11945, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	5,490,000	5,490,000
New York Hsg. Fin. Agcy. Rev.:
(125 West 31st Street Proj.) Series 2005 A, 0.05% 8/7/13, LOC Fannie Mae, VRDN (c)(e)	7,000,000	7,000,000
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.07% 8/7/13, LOC Bank of America NA, VRDN (c)	47,900,000	47,900,000
(320 West 38th Street Hsg. Proj.) Series 2009 A, 0.05% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	18,790,000	18,790,000
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.07% 8/7/13, LOC Bank of America NA, VRDN (c)	9,200,000	9,200,000
(330 West 39th Street Hsg. Proj.) Series 2010 A, 0.16% 8/7/13, LOC Bank of America NA, VRDN (c)	25,000,000	25,000,000
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.07% 8/1/13, LOC Landesbank Hessen-Thuringen, VRDN (c)(e)	26,000,000	26,000,000
Series 2002 A, 0.07% 8/1/13, LOC Landesbank Hessen-Thuringen, VRDN (c)(e)	60,000,000	60,000,000
Series 2004 A, 0.07% 8/1/13, LOC Landesbank Hessen-Thuringen, VRDN (c)(e)	16,900,000	16,900,000
(505 West 37th Street Proj.):
Series 2008 A, 0.11% 8/7/13, LOC Landesbank Hessen-Thuringen, VRDN (c)(e)	46,345,000	46,345,000
Series 2009 A, 0.11% 8/7/13, LOC Landesbank Hessen-Thuringen, VRDN (c)	26,000,000	26,000,000
(750 Sixth Avenue Hsg. Proj.) Series 1998 A, 0.05% 8/7/13, LOC Fannie Mae, VRDN (c)(e)	5,000,000	5,000,000
(8 East 102nd Street Hsg. Proj.) Series 2010 A, 0.04% 8/7/13, LOC TD Banknorth, NA, VRDN (c)	43,090,000	43,090,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.06% 8/7/13, LOC Fannie Mae, VRDN (c)(e)	30,500,000	30,500,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 A, 0.06% 8/7/13, LOC Freddie Mac, VRDN (c)(e)	58,500,000	58,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Clinton Green South Hsg. Proj.) Series 2006 A, 0.05% 8/7/13, LOC Freddie Mac, VRDN (c)(e)	$ 30,900,000	$ 30,900,000
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.05% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	6,600,000	6,600,000
(Grace Towers Hsg. Proj.) Series 2004 A, 0.05% 8/7/13, LOC Freddie Mac, VRDN (c)(e)	8,650,000	8,650,000
(Helena Hsg. Proj.) Series 2003 A, 0.06% 8/7/13, LOC Fannie Mae, VRDN (c)(e)	33,000,000	33,000,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.05% 8/7/13, LOC Fannie Mae, VRDN (c)(e)	21,800,000	21,800,000
(Normandie Court II Hsg. Proj.) Series 1999 A, 0.05% 8/7/13, LOC Freddie Mac, VRDN (c)(e)	32,470,000	32,470,000
(Saville Hsg. Proj.) Series 2002 A, 0.05% 8/7/13, LOC Freddie Mac, VRDN (c)(e)	10,000,000	10,000,000
(Sea Park East Hsg. Proj.) Series 2004 A, 0.06% 8/7/13, LOC Freddie Mac, VRDN (c)(e)	14,000,000	14,000,000
(Sea Park West Hsg. Proj.) Series 2004 A, 0.06% 8/7/13, LOC Freddie Mac, VRDN (c)(e)	3,500,000	3,500,000
(Shore Hill Hsg. Proj.) Series 2008 A, 0.05% 8/7/13, LOC Freddie Mac, VRDN (c)	10,750,000	10,750,000
(South Cove Plaza Proj.) Series A, 0.05% 8/7/13, LOC Freddie Mac, VRDN (c)(e)	4,000,000	4,000,000
(Tower 31 Hsg. Proj.) Series 2005 A, 0.05% 8/7/13, LOC Freddie Mac, VRDN (c)(e)	32,400,000	32,400,000
(Tribeca Park Proj.) Series 1997 A, 0.05% 8/7/13, LOC Fannie Mae, VRDN (c)(e)	62,300,000	62,300,000
(Union Square South Proj.) Series 1996 A, 0.05% 8/7/13, LOC Fannie Mae, VRDN (c)(e)	41,550,000	41,550,000
Series 2002 A, 0.05% 8/7/13, LOC Freddie Mac, VRDN (c)(e)	3,500,000	3,500,000
Series 2007 A, 0.06% 8/7/13, LOC Fannie Mae, VRDN (c)(e)	182,235,000	182,235,001
Series 2008 A:
0.05% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)(e)	5,090,000	5,090,000
0.07% 8/7/13, LOC Freddie Mac, VRDN (c)(e)	18,900,000	18,900,000
Series 2009 A, 0.05% 8/7/13, LOC Fannie Mae, VRDN (c)	5,300,000	5,300,000
Series 2011 A1, 0.04% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	47,530,000	47,530,000
Series 2012 A, 0.05% 8/7/13, LOC Manufacturers & Traders Trust Co., VRDN (c)	30,400,000	30,400,000
Series 2012 A1, 0.04% 8/7/13, LOC Wells Fargo Bank NA, VRDN (c)	25,000,000	25,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.07% 8/7/13, LOC Bank of America NA, VRDN (c)	$ 12,960,000	$ 12,960,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Participating VRDN Series ROCS II R 12299, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	22,770,000	22,770,000
Series 2008 A1, 0.05% 8/7/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	117,705,000	117,705,000
New York Metropolitan Trans. Auth. Rev.:
Series 2002 G1, 0.05% 8/7/13, LOC Bank of Nova Scotia, VRDN (c)	15,900,000	15,900,000
Series 2005 A, 0.06% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)	11,200,000	11,200,000
Series 2005 D2, 0.06% 8/1/13, LOC Landesbank Hessen-Thuringen, VRDN (c)	65,840,000	65,840,000
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C1, 0.06% 8/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)(e)	15,200,000	15,200,000
Series 2004 C2, 0.05% 8/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)(e)	4,000,000	4,000,000
Series 2004 C3, 0.06% 8/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)(e)	33,000,000	33,000,000
Series 2010 A3, 0.05% 8/7/13, LOC Bank of Nova Scotia, VRDN (c)(e)	25,700,000	25,700,000
Series 2010 A4, 0.04% 8/7/13, LOC Bank of Nova Scotia, VRDN (c)(e)	39,100,000	39,100,000
New York State Gen. Oblig. Participating VRDN Series ROC II R 11936, 0.06% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	16,800,000	16,800,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	5,280,000	5,280,000
New York Urban Dev. Corp. Rev. Participating VRDN Series Putters 2750, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	12,170,000	12,170,000
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 0.5% 8/7/13, LOC Citibank NA, VRDN (c)(e)	770,000	770,000
Suffolk County Wtr. Auth. Wtrwks. Rev. Participating VRDN Series Putters 3357, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,260,000	3,260,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series BC 12 10W, 0.07% 8/7/13 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)	$ 5,000,000	$ 5,000,000
Series MS 3213, 0.09% 8/1/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	9,540,000	9,540,000
Series Putters 3330, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	36,730,000	36,730,000
Series Putters 3685, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000,000	2,000,000
Series ROC II R11934, 0.07% 8/7/13 (Liquidity Facility Citibank NA) (c)(f)	9,450,000	9,450,000
Series 2005 B3, 0.09% 8/7/13 (Liquidity Facility Bank of America NA), VRDN (c)	124,430,000	124,430,000
Westchester County Indl. Agcy. Rev. Series 2001, 0.08% 8/7/13, LOC RBS Citizens NA, VRDN (c)	5,400,000	5,400,000
		3,353,723,001
New York & New Jersey - 5.6%
New York and New Jersey Port Auth. Rev. Participating VRDN Series MS 3344, 0.09% 8/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)(f)	2,700,000	2,700,000
Port Auth. of New York & New Jersey:
Participating VRDN:
Series Austin 07 1017, 0.11% 8/7/13 (Liquidity Facility Bank of America NA) (c)(e)(f)	21,000,000	21,000,000
Series BA 08 1055, 0.11% 8/7/13 (Liquidity Facility Bank of America NA) (c)(e)(f)	15,580,000	15,580,000
Series BA 08 1066, 0.14% 8/7/13 (Liquidity Facility Bank of America NA) (c)(e)(f)	5,230,000	5,230,000
Series BA 08 1067, 0.11% 8/7/13 (Liquidity Facility Bank of America NA) (c)(e)(f)	16,840,000	16,840,000
Series BA 08 1107, 0.11% 8/7/13 (Liquidity Facility Bank of America NA) (c)(e)(f)	8,085,000	8,085,000
Series EGL 06 107 Class A, 0.11% 8/7/13 (Liquidity Facility Citibank NA) (c)(e)(f)	87,600,000	87,600,000
Series GS 08 31TP, 0.08% 8/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(e)(f)	20,360,000	20,360,000
Series MS 3249, 0.09% 8/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	4,000,000	4,000,000
Series Putters 1546, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	12,430,000	12,430,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series Putters 2945, 0.11% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	$ 1,665,000	$ 1,665,000
Series Putters 3090, 0.11% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	8,885,000	8,885,000
Series Putters 3114, 0.11% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	15,790,000	15,790,000
Series Putters 3115, 0.11% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	6,660,000	6,660,000
Series Putters 3523, 0.11% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	7,365,000	7,365,000
Series Putters 3862, 0.07% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,500,000	5,500,000
Series Putters 3991 Z, 0.11% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	5,415,000	5,415,000
Series Putters 3994, 0.11% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	6,500,000	6,500,000
Series Putters 4001 Z, 0.11% 8/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	985,000	985,000
Series RBC O 18, 0.08% 8/7/13 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	5,590,000	5,590,000
Series RBC O 19, 0.08% 8/7/13 (Liquidity Facility Royal Bank of Canada) (c)(e)(f)	7,700,000	7,700,000
Series ROC II R 11715, 0.12% 8/7/13 (Liquidity Facility Citibank NA) (c)(e)(f)	11,250,000	11,250,000
Series ROC II R 11743, 0.11% 8/7/13 (Liquidity Facility Citibank NA) (c)(e)(f)	11,205,000	11,205,000
Series WF 08 2C, 0.11% 8/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(e)(f)	8,710,000	8,710,000
Series 1991 2, 0.14% 8/30/13, VRDN (c)(e)(g)	6,400,000	6,400,000
Series 1997 2, 0.11% 8/30/13, VRDN (c)(g)	1,000,000	1,000,000
		304,445,000
North Carolina - 0.5%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.09% 8/7/13, LOC Cr. Industriel et Commercial, VRDN (c)	5,900,000	5,900,000
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.):
0.11% 8/7/13, LOC Bank of America NA, VRDN (c)(e)	15,000,000	15,000,000
0.11% 8/7/13, LOC Bank of America NA, VRDN (c)(e)	4,750,000	4,750,000
		25,650,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - 0.0%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series B, 0.13% 8/7/13, VRDN (c)	$ 1,100,000	$ 1,100,000
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2003, 0.13% 8/1/13, LOC Bank of America NA, VRDN (c)	4,075,000	4,075,000
Texas - 0.4%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2008, 0.09% 8/7/13, LOC Bank of America NA, VRDN (c)(e)	10,000,000	10,000,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.11% 8/7/13, LOC JPMorgan Chase Bank, VRDN (c)(e)	2,500,000	2,500,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Mayfair Park Apts. Proj.) Series 2004, 0.07% 8/7/13, LOC Fannie Mae, VRDN (c)(e)	3,500,000	3,500,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2012, 0.07% 8/7/13 (Total SA Guaranteed), VRDN (c)	5,000,000	5,000,000
		21,000,000
Virginia - 0.1%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.08% 8/7/13, LOC Freddie Mac, VRDN (c)(e)	3,000,000	3,000,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series Merlots 06 B21, 0.1% 8/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(e)(f)	3,035,000	3,035,000
		6,035,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.21% 8/7/13, VRDN (c)	1,300,000	1,300,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $3,756,973,001)		3,756,973,001
Other Municipal Debt - 29.0%

Connecticut - 0.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.3% tender 8/21/13, CP mode	3,300,000	3,300,000
Other Municipal Debt - continued
	Principal Amount	Value
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1993 A, 0.22% tender 8/6/13, CP mode	$ 2,000,000	$ 2,000,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 0.3% tender 8/21/13, CP mode (e)	7,500,000	7,500,000
		9,500,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.43% tender 8/12/13, CP mode	4,200,000	4,200,000
Series 1993 B, 0.45% tender 8/22/13, CP mode	1,800,000	1,800,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004, 0.4% tender 8/19/13, CP mode	5,900,000	5,900,000
		11,900,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A2:
0.3% tender 8/22/13, CP mode (e)	5,200,000	5,200,000
0.45% tender 8/8/13, CP mode (e)	6,100,000	6,100,000
		11,300,000
New York - 25.6%
Connetquot Central School District BAN Series 2012, 1.5% 9/4/13	6,100,000	6,106,853
East Aurora Union Free School District BAN 1.5% 12/12/13	14,980,000	15,046,375
Erie County Indl. Dev. Agcy. School Facilities Rev. Bonds Series 2009 A, 5.625% 5/1/14 (Pre-Refunded to 5/1/14 @ 100)	24,070,000	25,045,916
Erie County Indl. Dev. Auth. Civic Facilities Rev. Bonds Series 2003 B, 7.625% 10/1/13 (Pre-Refunded to 10/1/13 @ 100)	5,600,000	5,772,698
Hampton Bays Union Free School District:
BAN 1.25% 6/27/14	4,500,000	4,535,233
TAN 1.25% 6/19/14	11,700,000	11,803,849
Herricks Union Free School District BAN 1% 5/14/14	6,170,000	6,206,163
Long Island Pwr. Auth. Elec. Sys. Rev. Series 1:
0.11% 8/15/13, LOC JPMorgan Chase Bank, CP	47,100,000	47,100,000
0.19% 9/13/13, LOC JPMorgan Chase Bank, CP	67,800,000	67,800,000
Middle Country Century School District BAN Series 2012, 1.5% 8/15/13	1,500,000	1,500,624
Nassau County Interim Fin. Auth. Bonds:
Series 2009 A, 5% 11/15/13	1,000,000	1,013,896
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
Nassau County Interim Fin. Auth. Bonds: - continued
Series 2013 B, 5% 11/15/13	$ 2,000,000	$ 2,027,916
Nassau Health Care Corp. Rev. Bonds:
Series 2009 C2, 0.15%, tender 10/7/13, LOC Wells Fargo Bank NA (c)	5,455,000	5,455,000
Series 2009 D2, 0.17%, tender 10/28/13, LOC JPMorgan Chase Bank (c)	24,275,000	24,275,000
New York City Gen. Oblig. Bonds:
Series 2004 G:
5% 8/1/13	6,160,000	6,160,000
5% 8/1/14	2,500,000	2,620,075
Series 2004 I:
5% 8/1/13	2,475,000	2,475,000
5% 8/1/14	6,715,000	7,036,173
Series 2005 F1:
2% 8/1/14 (b)	3,660,000	3,723,574
2.5% 8/1/14	11,000,000	11,253,096
2.5% 8/1/14	2,875,000	2,940,612
Series 2005 G, 5% 8/1/13	4,000,000	4,000,000
Series 2006 A, 5% 8/1/13	4,160,000	4,160,000
Series 2007 C, 5% 1/1/14	3,955,000	4,033,894
Series 2008 A1:
5% 8/15/13	5,000,000	5,009,205
5% 8/1/14	5,840,000	6,119,423
Series 2008 B1, 5% 9/1/13	1,000,000	1,004,094
Series 2008 C, 5% 8/1/13	2,050,000	2,050,000
Series 2009 C, 5% 8/1/13	15,845,000	15,845,000
Series 2009 K, 5% 8/1/13	4,000,000	4,000,000
Series 2009, 3% 8/1/13	5,580,000	5,580,000
Series 2011 A, 2.5% 8/1/13	2,000,000	2,000,000
Series 2011 B:
2.5% 8/1/13	2,800,000	2,800,000
5% 8/1/13	31,080,000	31,080,000
Series 2012 F, 2.5% 8/1/13	11,600,000	11,600,000
Series 2012 G1, 5% 4/1/14	3,745,000	3,864,143
Series 2013 E, 3% 8/1/13	15,900,000	15,900,000
Series 2013 G, 2% 8/1/13	2,620,000	2,620,000
Series 2013 J, 4% 8/1/14	37,500,000	38,922,049
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 8, 0.14% 3/24/14, CP	28,000,000	28,000,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Bonds Series 2013 S1, 3% 7/15/14	7,340,000	7,535,051
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2004 C5, 5% 2/1/14 (Pre-Refunded to 2/1/14 @ 100)	$ 10,975,000	$ 11,239,242
Series 2005 A1, 5% 11/1/13	3,300,000	3,339,524
Series 2011 D, 5% 2/1/14	7,280,000	7,455,727
Series 2011 E, 5% 11/1/13	2,295,000	2,322,629
Series 2012 B:
3% 11/1/13	33,820,000	34,058,732
5% 11/1/13	4,910,000	4,968,589
Series 2013 E, 4% 11/1/13	11,830,000	11,942,376
Series 2013 G, 2% 11/1/13	2,855,000	2,867,986
Series 2013, 4% 11/1/13	4,090,000	4,129,061
5% 11/1/13	19,875,000	20,115,297
5% 11/1/13 (Escrowed to Maturity)	8,360,000	8,460,664
New York Dorm. Auth. Personal Income Tax Rev. Bonds:
Series 2005 F, 5% 3/15/14	5,000,000	5,148,783
Series 2008 C, 5% 3/15/14	6,700,000	6,900,686
Series 2010 A, 4% 2/15/14	2,700,000	2,755,536
Series 2012 D, 2.5% 8/15/13	5,000,000	5,004,388
New York Dorm. Auth. Revs. 0.12% 9/26/13, CP	20,000,000	20,000,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Bonds Series 2007 B, 5% 6/15/14	5,375,000	5,599,980
New York Envir. Facilities Corp. State Personal Income Tax Rev. Bonds:
Series 2004 A, 5.25% 12/15/13	1,025,000	1,044,146
Series 2008 A, 5% 12/15/13	2,200,000	2,239,195
New York Local Govt. Assistance Corp. Bonds:
Series 2007 A, 5% 4/1/14	1,620,000	1,671,900
Series 2008 C, 5% 4/1/14	5,000,000	5,160,266
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2012 A, 2% 11/15/13	22,685,000	22,803,516
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2003 B, 5.25% 11/15/13 (Pre-Refunded to 11/15/13 @ 100)	13,800,000	14,002,649
Series 2:
0.17% 8/5/13, LOC Barclays Bank PLC, CP	4,000,000	4,000,000
0.17% 8/7/13, LOC Barclays Bank PLC, CP	5,000,000	5,000,000
0.17% 8/8/13, LOC Barclays Bank PLC, CP	42,600,000	42,600,000
0.17% 8/8/13, LOC Barclays Bank PLC, CP	50,000,000	50,000,000
0.18% 8/21/13, LOC Citibank NA, CP	20,000,000	20,000,000
0.2% 8/6/13, LOC Citibank NA, CP	82,400,000	82,400,000
Series 2013, 0.17% 8/7/13, LOC Barclays Bank PLC, CP	27,000,000	27,000,000
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2A:
0.1% 8/13/13, LOC TD Banknorth, NA, CP	$ 11,000,000	$ 11,000,000
0.1% 8/14/13, LOC TD Banknorth, NA, CP	12,250,000	12,250,000
0.14% 9/5/13, LOC TD Banknorth, NA, CP	10,000,000	10,000,000
Series 2B, 0.14% 8/15/13, LOC Barclays Bank PLC, CP	13,500,000	13,500,000
Series 2D, 0.14% 9/12/13, LOC Citibank NA, CP	20,100,000	20,100,000
New York Pwr. Auth.:
Bonds:
0.17%, tender 9/3/13 (c)	9,300,000	9,300,000
0.17%, tender 9/3/13 (c)	12,500,000	12,500,000
Series 1:
0.1% 9/12/13, CP	5,000,000	5,000,000
0.11% 9/12/13, CP	16,950,000	16,950,000
0.12% 9/4/13, CP	8,300,000	8,300,000
0.13% 9/4/13, CP	7,433,000	7,433,000
0.14% 9/5/13, CP	10,000,000	10,000,000
0.14% 9/17/13, CP	2,219,000	2,219,000
0.14% 10/3/13, CP	5,103,000	5,103,000
0.14% 10/3/13, CP	8,300,000	8,300,000
0.14% 10/15/13, CP	11,515,000	11,515,000
0.14% 10/16/13, CP	17,680,000	17,680,000
0.17% 8/7/13, CP	16,140,000	16,140,000
0.17% 8/8/13, CP	25,864,000	25,864,000
0.17% 2/3/14, CP	25,203,000	25,203,000
0.17% 2/10/14, CP	9,800,000	9,800,000
Series 2:
0.1% 8/5/13, CP	13,436,000	13,436,000
0.1% 8/19/13, CP	9,306,000	9,306,000
0.16% 8/7/13, CP	8,932,000	8,932,000
0.17% 8/7/13, CP	20,229,000	20,229,000
0.19% 8/8/13, CP	7,460,000	7,460,000
New York State Envir. Facilities Corp. Rev. Bonds Series 2013 B, 2% 5/15/14 (b)	2,290,000	2,322,839
New York State Gen. Oblig. Bonds:
Series 2011 C, 5% 9/1/13	13,300,000	13,354,101
Series 2013 C, 5% 10/15/13	1,990,000	2,009,538
Series WF 11 39C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	4,000,000	4,000,000
New York Thruway Auth. Hwy. & Bridge Trust Fund Bonds Series 2005 B, 5% 4/1/14	7,730,000	7,975,108
Other Municipal Debt - continued
	Principal Amount	Value
New York - continued
New York Thruway Auth. Personal Income Tax Rev. Bonds:
Series 2005 A, 5% 3/15/14	$ 1,200,000	$ 1,235,814
Series 2012 A, 3% 3/15/14	10,930,000	11,119,495
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Bonds Series 2012 A:
3% 4/1/14	4,180,000	4,257,467
5% 4/1/14	24,735,000	25,525,421
New York Thruway Auth. Svc. Contract Rev. Bonds Series 2012 A, 4% 4/1/14	2,000,000	2,050,299
New York Urban Dev. Corp. Rev. Bonds:
Series 2008 D, 5% 1/1/14	10,900,000	11,117,140
Series 2010 A1, 5% 1/1/14	10,455,000	10,662,204
Series 2010 A2, 5% 1/1/14	3,380,000	3,446,309
Series 2010 B, 5% 1/1/14	9,720,000	9,912,987
Series 2013 A2, 2% 3/15/14	2,445,000	2,472,261
Rochester Gen. Oblig.:
BAN Series 2013 I, 1% 8/12/14 (b)	20,787,000	20,948,307
Bonds:
Series 2013 II, 3% 2/1/14	5,725,000	5,803,287
Series I, 1% 8/15/13	1,200,000	1,200,326
Schenectady County Gen. Oblig. BAN Series 2013, 1% 2/19/14	33,500,000	33,634,969
Scotia Glenville Central School District BAN 1.25% 6/27/14	8,700,000	8,776,823
Tarrytown Gen. Oblig. BAN:
0.75% 10/17/13	5,681,360	5,687,689
2% 10/18/13	7,304,910	7,332,152
Tobacco Settlement Fing. Corp. Bonds Series 2011, 5% 6/1/14	3,000,000	3,119,489
		1,405,735,809
New York & New Jersey - 2.5%
Port Auth. of New York & New Jersey:
Bonds:
167th Series 4% 9/15/13 (e)	3,840,000	3,857,804
69th Series, 4% 10/15/13 (e)	5,000,000	5,038,886
Series 2013 A:
0.1% 8/12/13, CP (e)	9,755,000	9,755,000
0.14% 10/3/13, CP (e)	15,950,000	15,950,000
0.16% 8/1/13, CP (e)	3,070,000	3,070,000
0.16% 11/13/13, CP (e)	18,540,000	18,540,000
0.17% 8/6/13, CP (e)	13,970,000	13,970,000
Other Municipal Debt - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Series 2013 A: - continued
0.17% 9/10/13, CP (e)	$ 21,770,000	$ 21,770,000
0.18% 11/7/13, CP (e)	7,505,000	7,505,000
Series 2013 B:
0.14% 10/8/13, CP	13,960,000	13,960,000
0.17% 8/14/13, CP	8,330,000	8,330,000
0.18% 9/5/13, CP	13,930,000	13,930,000
		135,676,690
Puerto Rico - 0.2%
JPMorgan Chase Bonds Series Putters 4362, 0.21%, tender 11/15/13 (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	11,100,000	11,100,000
Virginia - 0.0%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.7% tender 8/19/13, CP mode (e)	600,000	600,000
TOTAL OTHER MUNICIPAL DEBT (Cost $1,589,112,499)		1,589,112,499
Investment Company - 2.9%
	Shares
Fidelity Municipal Cash Central Fund, 0.07% (d)(h) (Cost $162,435,000)	162,435,000	162,435,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $5,508,520,500)		5,508,520,500
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(29,899,958)
NET ASSETS - 100%		$ 5,478,620,542
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,000,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,400,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
New York State Gen. Oblig. Bonds Series WF 11 39C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$ 4,000,000
Port Auth. of New York & New Jersey Series 1991 2, 0.14% 8/30/13, VRDN	12/3/03	$ 6,400,000
Port Auth. of New York & New Jersey Series 1997 2, 0.11% 8/30/13, VRDN	7/8/13	$ 1,000,000
(h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 47,992
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,346,085,500)	$ 5,346,085,500
Fidelity Central Funds (cost $162,435,000)	162,435,000
Total Investments (cost $5,508,520,500)		$ 5,508,520,500
Cash		309,731
Receivable for fund shares sold		46,873,647
Interest receivable		8,510,165
Distributions receivable from Fidelity Central Funds		7,448
Other receivables		5,671
Total assets		5,564,227,162

Liabilities
Payable for investments purchased Regular delivery	$ 6,947,205
Delayed delivery	26,994,720
Payable for fund shares redeemed	50,109,782
Distributions payable	1,763
Accrued management fee	309,546
Other affiliated payables	1,205,534
Other payables and accrued expenses	38,070
Total liabilities		85,606,620

Net Assets		$ 5,478,620,542
Net Assets consist of:
Paid in capital		$ 5,478,358,672
Distributions in excess of net investment income		(1,539)
Accumulated undistributed net realized gain (loss) on investments		263,409
Net Assets, for 5,474,525,984 shares outstanding		$ 5,478,620,542
Net Asset Value, offering price and redemption price per share ($5,478,620,542 ÷ 5,474,525,984 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended July 31, 2013 (Unaudited)

Investment Income
Interest		$ 4,055,600
Income from Fidelity Central Funds		47,992
Total income		4,103,592

Expenses
Management fee	$ 9,926,945
Transfer agent fees	3,318,179
Accounting fees and expenses	232,250
Custodian fees and expenses	36,587
Independent trustees' compensation	10,317
Registration fees	29,611
Audit	21,346
Legal	9,587
Miscellaneous	19,916
Total expenses before reductions	13,604,738
Expense reductions	(9,771,652)	3,833,086
Net investment income (loss)		270,506
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		263,407
Net increase in net assets resulting from operations		$ 533,913

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2013 (Unaudited)	Year ended January 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 270,506	$ 514,421
Net realized gain (loss)	263,407	515,828
Net increase in net assets resulting from operations	533,913	1,030,249
Distributions to shareholders from net investment income	(270,331)	(514,179)
Distributions to shareholders from net realized gain	-	(206,809)
Total distributions	(270,331)	(720,988)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	7,318,859,618	13,975,491,655
Reinvestment of distributions	260,655	705,496
Cost of shares redeemed	(7,389,327,059)	(13,574,186,956)
Net increase (decrease) in net assets and shares resulting from share transactions	(70,206,786)	402,010,195
Total increase (decrease) in net assets	(69,943,204)	402,319,456

Net Assets
Beginning of period	5,548,563,746	5,146,244,290
End of period (including distributions in excess of net investment income of $1,539 and distributions in excess of net investment income of $1,713, respectively)	$ 5,478,620,542	$ 5,548,563,746

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2013	Years ended January 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	.001	.015
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	.001	.015
Distributions from net investment income	- F	- F	- F	- F	(.001)	(.015)
Distributions from net realized gain	-	- F	-	- F	-	- F
Total distributions	- F	- F	- F	- F	(.001)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.01%	.01%	.01%	.09%	1.49%
Ratios to Average Net Assets D, E
Expenses before reductions	.50% A	.50%	.50%	.50%	.54%	.52%
Expenses net of fee waivers, if any	.14% A	.20%	.21%	.32%	.46%	.52%
Expenses net of all reductions	.14% A	.20%	.21%	.32%	.46%	.47%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.09%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,478,621	$ 5,548,564	$ 5,146,244	$ 4,821,855	$ 5,083,640	$ 5,942,829

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2013 (Unaudited)

1. Organization.

Fidelity® New York Municipal Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 5,508,520,500

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest foregone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $9,762,285.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9,367.

Semiannual Report

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

NFS-USAN-0913
1.853335.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 23, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 23, 2013